FORTRESS MUNICIPAL INCOME FUND, INC.


SUPPLEMENT TO PROSPECTUS DATED OCTOBER 31, 1995
Effective March 31, 1996, the name of "Fortress Municipal Income Fund, Inc." has been changed to "Federated Municipal Opportunities Fund, Inc." Accordingly, all references to Fortress Municipal Income Fund, Inc. in the Prospectus should reflect this change.

                                                               March 29, 1996
   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 349557108
   G01615-01 (3/96)




FORTRESS MUNICIPAL INCOME FUND, INC.


SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 1995 Effective March 31, 1996, the name of "Fortress Municipal Income Fund, Inc." has been changed to "Federated Municipal Opportunities Fund, Inc." Accordingly, all references to Fortress Municipal Income Fund, Inc. in the Statement of Additional Information should reflect this change.

                                                               March 29, 1996
   FEDERATED SECURITIES CORP.


   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 349557108